UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2006

A TAX-FREE INCOME INVESTMENT

                      [LOGO OF TAX-FREE TRUST OF ARIZONA:
   EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS "TAX-FREE TRUST OF ARIZONA"](R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

                    SERVING ARIZONA INVESTORS FOR TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                          "TAX-FREE IN BLACK AND WHITE"

                                                                  February, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Trust contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Tax-Free Trust of Arizona, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical TAXABLE bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free bond municipal fund would have ended up with more after-tax income even though the fund's yield was lower.

                                  [BAR CHART]

                                        Federal Income     Interest Income
                                           Taxes            After Taxes

Tax-Free Municipal Bond                                         $400
Fund Yielding 4%                                          (Assumes no taxes)

Taxable Bond Fund Yielding 5.5%           $181.50             $368.50
                                       Tax Rate 33%

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)

                      NOT A PART OF THE SEMI-ANNUAL REPORT

In its simplest terms,

--------------------------------------------------------------------------------
Yield of tax-free municipal bond fund
-------------------------------------       =      Your taxable-equivalent yield
1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
     4
-----------                                 =      5.97%
1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                                     4.00%            5.97%
                                                 TAX-FREE BOND    TAXABLE BOND

Cash investment                                     $10,000       $   10,000
Interest                                            $   400       $      597
33% Federal income tax                              $     0       $      197.01
Net return                                          $   400       $      399.99
Yield on investment after federal taxes                 4.0%               4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Tax-Free Trust of Arizona, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

For certain investors, some dividends of your Trust may be subject to Federal and State taxes, including the Alternative Minimum Tax. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (18.2%)                                       S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 Bullhead City Parkway Improvement District
$      850,000   6.100%, 01/01/11 .............................................        Baa2/NR            $     857,998
       815,000   6.100%, 01/01/12 .............................................        Baa2/NR                  822,506
                 Gilbert Improvement District No. 19
       455,000   5.200%, 01/01/23 .............................................         A3/A-                   478,851
                 Glendale, Arizona
     1,500,000   5.000%, 07/01/16 .............................................         Aa2/AA                1,582,560
                 Goodyear Utility District No. 1
     1,255,000   5.350%, 07/15/28 ACA insured .................................         Baa1/A                1,303,255
                 Graham Co. Unified School District No. 1 (Safford)
       185,000   5.000%, 07/01/10 FGIC Insured ................................         Aaa/NR                  186,349
                 Graham Co. Unified School District No. 4 (Thatcher)
       400,000   5.000%, 07/01/10 FSA Insured .................................        Aaa/NR++                 406,808
       400,000   4.750%, 07/01/12 FSA Insured .................................        Aaa/NR++                 415,724
                 Greenlee Co. School District No.18 (Morenci)
       150,000   5.000%, 07/01/11 .............................................        Baa3/NR                  152,592
                 Marana Tangerine Farms Road Improvement District
     1,250,000   4.600%, 01/01/26 .............................................        Baa1/NR                1,243,725
                 Maricopa Co. Elementary School District No. 3
                    (Tempe)
     1,025,000   5.500%, 07/01/14 FGIC Insured (pre-refunded) .................        Aaa/AAA                1,080,145
                 Maricopa Co. Elementary School District No. 38
                    (Madison)
       730,000   5.000%, 07/01/22 MBIA Insured ................................        Aaa/AAA                  784,297
                 Maricopa Co. Elementary School District No. 68
                    (Alhambra)
     3,000,000   5.500%, 07/01/14 FSA Insured .................................        Aaa/NR++               3,350,490
                 Maricopa Co. High School District No. 210
                    (Phoenix Union)
     2,245,000   5.000%, 07/01/23 FSA Insured .................................        Aaa/AAA                2,392,070

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                   S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 Maricopa Co. High School District No. 216 (Agua Fria)
$    1,025,000   5.125%, 07/01/16 FSA Insured .................................        Aaa/NR++           $   1,109,839
                 Maricopa Co. Unified School District No. 9
                    (Wickenburg)
     1,030,000   5.600%, 07/01/15 AMBAC Insured (pre-refunded) ................        Aaa/AAA                1,040,197
                 Maricopa Co. Unified School District No. 11 (Peoria)
     2,345,000   5.250%, 07/01/13 FGIC Insured (pre-refunded) .................        Aaa/AAA                2,457,302
                 Maricopa Co. Unified School District No. 24
                    (Gila Bend)
      675,000    5.500%, 07/01/21 .............................................         NR/NR*                  684,463
                 Maricopa Co. Unified School District No. 41 (Gilbert)
     2,300,000   6.250%, 07/01/15 FSA Insured (pre-refunded) ..................        Aaa/AAA                2,388,757
       200,000   6.250%, 07/01/15 FSA Insured .................................        Aaa/AAA                  207,660
                 Maricopa Co. Unified School District No. 69
                    (Paradise Valley)
     2,400,000   5.800%, 07/01/09 AMBAC Insured ...............................        Aaa/AAA                2,523,000
     1,000,000   5.300%, 07/01/11 MBIA Insured ................................        Aaa/AAA                1,068,640
                 Maricopa Co. Unified School District No. 89 (Dysart)
     2,185,000   5.500%, 07/01/22 FGIC Insured ................................        Aaa/AAA                2,577,426
     1,300,000   5.000%, 07/01/25 XLCA Insured ................................        Aaa/AAA                1,391,221
                 Maricopa Co. Unified School District No. 90
                    (Saddle Mountain)
     1,200,000   5.000%, 07/01/13 .............................................       Baa2/NR+++              1,227,144
                 Mesa, Arizona
     1,500,000   6.500%, 07/01/11 FGIC Insured (pre-refunded) .................        Aaa/AAA                1,602,405
     2,000,000   5.000%, 07/01/19 FGIC Insured ................................        Aaa/AAA                2,065,680
                 Peoria, Arizona
       850,000   5.500%, 04/01/16 FGIC Insured ................................        Aaa/AAA                  883,311
                 Phoenix, Arizona
     4,095,000   5.000%, 07/01/14 .............................................        Aa1/AA+                4,357,367
     1,000,000   6.250%, 07/01/16 .............................................        Aa1/AA+                1,194,580

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                   S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 Phoenix, Arizona (continued)
$    1,240,000   6.250%, 07/01/17 .............................................        Aa1/AA+            $   1,498,453
     1,000,000   5.375%, 07/01/20 .............................................        Aa1/AA+                1,090,330
     3,250,000   5.375%, 07/01/25 .............................................        Aa1/AA+                3,457,448
                 Pinewood Sanitary District
       605,000   6.500%, 07/01/09 .............................................         NR/NR*                  610,336
                 Prescott, Arizona
     1,120,000   4.500%, 07/01/12 FGIC Insured ................................        Aaa/AAA                1,126,328
     1,000,000   4.500%, 07/01/13 FGIC Insured ................................        Aaa/AAA                1,005,650
                 Prescott Valley Sewer Collection Improvement
                    District
       289,000   7.900%, 01/01/12 .............................................         NR/BBB                  299,537
                 Queen Creek, Arizona Improvement District
                    No. 001
     1,500,000   5.000%, 01/01/32 .............................................       Baa2/BBB-               1,528,965
                 Scottsdale, Arizona
     1,050,000   5.750%, 07/01/18 (pre-refunded) ..............................        Aaa/AAA                1,103,077
     3,140,000   5.000%, 07/01/19 .............................................        Aaa/AAA                3,355,655
     2,825,000   5.500%, 07/01/22 (pre-refunded) ..............................        Aaa/AAA                2,951,136
                 Show Low Improvement District No. 6
       950,000   6.000%, 01/01/18 ACA Insured .................................          NR/A                 1,009,840
                 Tempe, Arizona
     1,015,000   5.400%, 07/01/11 .............................................        Aa1/AA+                1,089,278
     1,000,000   5.000%, 07/01/18 .............................................        Aa1/AA+                1,042,210
                 Tucson, Arizona
     1,760,000   5.250%, 07/01/19 (pre-refunded) ..............................         Aa3/AA                1,826,053
                                                                                                          -------------
                 Total General Obligation Bonds                                                              64,830,658
                                                                                                          -------------

                 REVENUE BONDS (79.5%)

                 AIRPORT REVENUE BONDS (2.9%)
                 Phoenix Airport Authority Revenue Bonds
     1,795,000   6.300%, 07/01/10 AMT, MBIA Insured ...........................        Aaa/AAA                1,796,454
       565,000   6.400%, 07/01/12 AMT, MBIA Insured ...........................        Aaa/AAA                  565,452

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 AIRPORT REVENUE BONDS (CONTINUED)
                 Phoenix Civic Improvement Corp. Airport
                    Revenue Bonds
$    1,890,000   6.300%, 07/01/14 .............................................        Aa2/AAA            $   1,891,531
     3,600,000   5.000%, 07/01/17 FSA Insured .................................        Aaa/AAA                3,700,872
     2,200,000   5.250%, 07/01/27 AMT, FGIC Insured ...........................        Aaa/AAA                2,310,044
                                                                                                          -------------
                 Total Airport Revenue Bonds                                                                 10,264,353
                                                                                                          -------------

                 BASIC SERVICE REVENUE BONDS (15.5%)
                 Apache Junction Water Utility District
                    Revenue Bonds
       500,000   5.800%, 07/01/17 FSA Insured (pre-refunded) ..................        Aaa/AAA                  505,310
                 Arizona School Facilities Board Revenue Bonds
     1,000,000   5.750%, 07/01/18 AMBAC Insured ...............................        Aaa/AAA                1,123,330
     5,000,000   5.000%, 07/01/19 (pre-refunded) ..............................        Aaa/AAA                5,281,550
     3,825,000   5.250%, 07/01/20 (pre-refunded) ..............................        Aaa/AAA                4,129,011
                 Arizona Transportation Board Revenue Bonds
     1,000,000   6.250%, 07/01/16 (pre-refunded) ..............................        Aa1/AAA                1,062,370
     3,615,000   5.250%, 07/01/20 (pre-refunded) ..............................        Aa1/AAA                3,855,687
     2,000,000   5.000%, 07/01/22 .............................................        Aa1/AAA                2,150,240
     1,000,000   5.250%, 07/01/24 .............................................        Aa1/AAA                1,106,350
                 Buckeye Excise Tax Revenue Bonds
       500,000   5.900%, 08/01/20 AMBAC Insured ...............................        Aaa/AAA                  540,015
                 Casa Grande Excise Tax Revenue Bonds
       440,000   5.200%, 04/01/17 MBIA Insured ................................        Aaa/NR++                 452,984
     1,000,000   5.000%, 04/01/18 AMBAC Insured ...............................        Aaa/NR++               1,072,670
     1,835,000   5.000%, 04/01/21 AMBAC Insured ...............................        Aaa/NR++               1,956,404
                 Chandler Street & Highway User Revenue Bonds
       985,000   5.400%, 07/01/13 MBIA Insured ................................        Aaa/AAA                  996,130
                 Cottonwood, Arizona Water Revenue System Bonds
     1,000,000   5.000%, 07/01/35 XLCA Insured ................................        Aaa/AAA                1,058,880

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 BASIC SERVICE REVENUE BONDS (CONTINUED)
                 Glendale Water & Sewer Revenue Bonds
$    2,075,000   5.750%, 07/01/10 FGIC Insured ................................        Aaa/AAA            $   2,218,030
     1,000,000   5.000%, 07/01/22 AMBAC Insured ...............................        Aaa/AAA                1,059,020
                 Greater Arizona Development Authority
                    Revenue Bonds
     1,165,000   5.600%, 08/01/16 MBIA Insured ................................        Aaa/AAA                1,221,258
     2,000,000   5.000%, 08/01/22 MBIA Insured ................................        Aaa/AAA                2,156,080
     1,250,000   5.000%, 08/01/25 MBIA Insured ................................        Aaa/AAA                1,346,525
     2,000,000   5.000%, 08/01/28 .............................................         A1/A+                 2,094,540
     1,200,000   5.500%, 08/01/29 .............................................         A1/A+                 1,326,492
                 Phoenix Civic Improvement Corp. Excise Tax
                    Revenue Bonds (Courthouse Project)
     1,000,000   5.250%, 07/01/18 .............................................        Aa2/AAA                1,049,600
     1,730,000   5.250%, 07/01/20 .............................................        Aa2/AAA                1,812,850
     2,500,000   5.250%, 07/01/24 .............................................        Aa2/AAA                2,620,325
                 Phoenix Civic Improvement Corp. Wastewater
                    Revenue Bonds
     1,500,000   5.500%, 07/01/24 FGIC Insured ................................        Aaa/AAA                1,785,330
                 Phoenix Street & Highway User Revenue Bonds
       645,000   6.250%, 07/01/11 .............................................         A1/A+                   645,510
       395,000   6.250%, 07/01/11 MBIA Insured ................................        Aaa/AAA                  395,312
     2,925,000   zero coupon, 07/01/13 FGIC Insured ...........................        Aaa/AAA                2,264,740
                 Scottsdale Preserve Authority Excise Tax
                    Revenue Bonds
     1,185,000   5.250%, 07/01/18 .............................................        Aa3/AA-                1,263,400
     1,255,000   5.250%, 07/01/19 .............................................        Aa3/AA-                1,335,885
                 Tempe Excise Tax Revenue Bonds
     2,425,000   5.250%, 07/01/19 .............................................        Aa2/AAA                2,614,029
                 Tucson Water System Revenue Bonds
     2,200,000   5.500%, 07/01/18 FGIC Insured ................................        Aaa/AAA                2,426,512
                                                                                                          -------------
                 Total Basic Service Revenue Bonds                                                           54,926,369
                                                                                                          -------------

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 HOSPITAL REVENUE BONDS (16.1%)
                 Arizona Health Facilities Authority Hospital System
                    (John C. Lincoln)
$   1,330,0000   5.750%, 12/01/32 .............................................         NR/BBB            $   1,416,317
                 Arizona Health Facilities (Blood Systems)
       500,000   4.750%, 04/01/25 .............................................          NR/A-                  507,930
                 Arizona Health Facilities (Northern Arizona
                    Healthcare System)
     1,000,000   5.250%, 10/01/16 AMBAC Insured ...............................        Aaa/AAA                1,023,220
                 Arizona Health Facilities (Phoenix Children's Hospital)
       650,000   5.200%, 11/15/07 .............................................        Baa3/NR                  654,927
     1,000,000   5.375%, 02/15/18 .............................................        Baa3/NR                1,052,270
     1,465,000   6.250%, 11/15/29 .............................................        Baa3/NR                1,527,468
                 Arizona Health Facilities (Samaritan Health)
     2,840,000   5.625%, 12/01/15 MBIA Insured ................................        Aaa/AAA                3,066,916
                 Chandler Industrial Development Authority
                    (Ahwatukee Medical Facility)
       900,000   7.000%, 7/01/22 (pre-refunded) ...............................         NR/NR*                  932,238
                 Glendale Industrial Development Authority
                    (John C. Lincoln Hospital)
     3,750,000   5.000%, 12/01/35 .............................................         NR/BBB                3,844,687
                 Maricopa Co. Hospital Revenue (Sun Health)
     1,000,000   5.000%, 04/01/17 .............................................        Baa1/BBB               1,045,960
       705,000   6.125%, 04/01/18 .............................................        Baa1/BBB                 722,815
     2,500,000   5.000%, 04/01/35 .............................................        Baa1/BBB               2,562,600
                 Maricopa Co. Industrial Development Authority
                    (Catholic Health West-St. Joseph's Hospital)
     1,090,000   5.000%, 07/01/21 .............................................         A3/A-                 1,114,950
     2,300,000   5.375%, 07/01/23 .............................................         A3/A-                 2,466,060
                 Mesa Industrial Development Authority
                    (Discovery Health)
     4,050,000   5.750%, 01/01/25 MBIA Insured (pre-refunded) .................        Aaa/AAA                4,322,930
     4,915,000   5.625%, 01/01/29 MBIA Insured (pre-refunded) .................        Aaa/AAA                5,228,970

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 HOSPITAL REVENUE BONDS (CONTINUED)
                 Phoenix Industrial Development Authority
                    (John C. Lincoln Hospital)
$    1,270,000   5.500%, 12/01/13 FSA Insured .................................        Aaa/AAA            $   1,302,588
                 Pima Co. Industrial Development Authority
                    (Healthpartners)
     1,000,000   5.625%, 04/01/14 MBIA Insured ................................        Aaa/AAA                1,024,300
                 Pima Co. Industrial Development Authority
                    (Tucson Medical Center)
     1,000,000   5.000%, 04/01/15 MBIA Insured ................................        Aaa/AAA                1,001,040
                 Scottsdale Industrial Development Authority
                    (Scottsdale Healthcare System)
     2,000,000   5.500%, 09/01/12 AMBAC Insured ...............................        Aaa/AAA                2,097,740
     1,770,000   6.125%, 09/01/17 AMBAC Insured ...............................        Aaa/AAA                1,832,109
     9,600,000   5.800%, 12/01/31(pre-refunded) ...............................        A3/BBB+               10,586,208
                 University Medical Center Hospital Revenue Bonds
       830,000   5.000%, 07/01/22 .............................................       Baa1/BBB+                 866,163
     2,050,000   5.000%, 07/01/35 .............................................       Baa1/BBB+               2,108,548
                 Yavapai Co. Industrial Development Authority
                    (Yavapai Regional Medical Center)
     1,130,000   5.125%, 12/01/13 FSA Insured .................................        Aaa/AAA                1,158,804
                 Yuma Co. Industrial Development Authority (Yuma
                    Regional Medical Center)
       500,000   5.850%, 08/01/08 MBIA Insured ................................        Aaa/AAA                  517,295
     1,320,000   5.500%, 08/01/18 FSA Insured (pre-refunded) ..................        Aaa/AAA                1,434,352
     1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) ..................        Aaa/AAA                1,629,945
                                                                                                          -------------
                 Total Hospital Revenue Bonds                                                                57,049,350
                                                                                                          -------------

                 LEASE REVENUE BONDS (15.8%)
                 Arizona Game & Fish Administration Building Project
     2,000,000   5.000%, 07/01/32 .............................................         A3/NR                 2,090,700

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (CONTINUED)
                 Arizona Municipal Finance Program No. 20
$    1,300,000   7.700%, 08/01/10 MBIA Insured ................................        Aaa/AAA            $   1,412,086
                 Arizona State University Certificates of Participation
                    Lease Revenue Bonds
     2,000,000   5.375%, 07/01/19 MBIA Insured. ...............................        Aaa/AAA                2,171,320
                 Cave Creek Certificates of Participation
                    Lease Revenue Bonds
       365,000   5.750%, 07/01/19 .............................................        NR/BBB-                  377,154
                 Cottonwood Municipal Property Corp.
                    Lease Revenue Bonds
     1,500,000   5.000%, 07/01/29 XLCA Insured ................................        Aaa/AAA                1,578,420
                 Downtown Phoenix Hotel Corp. Lease Revenue Bonds
     4,760,000   5.250%, 07/01/26 FGIC Insured ................................        Aaa/AAA                5,190,637
                 Fountain Hills Municipal Property Corp.
                    Lease Revenue Bonds
       650,000   5.125%, 07/01/21 FGIC Insured (pre-refunded) .................         Aaa/NR                  681,817
                 Gilbert Municipal Property Corp.Lease Revenue Bonds
     2,000,000   4.900%, 04/01/19 . ...........................................        NR/NR*+                2,031,620
     2,000,000   5.000%, 07/01/20 FGIC Insured ................................        Aaa/AAA                2,171,480
     1,000,000   4.900%, 07/01/21 AMBAC Insured ...............................        Aaa/AAA                1,044,480
                 Green Valley Municipal Property Corp.
                    Lease Revenue Bonds
     1,250,000   5.250%, 07/01/33 .............................................         NR/BBB                1,291,487
                 Maricopa Co. Stadium District Revenue Bonds
       500,000   5.250%, 06/01/12 AMBAC Insured ...............................        Aaa/NR++                 539,180
                 Navajo Co. Municipal Property Corp.
                    Lease Revenue Bonds
     1,000,000   6.250%, 07/01/20 ACA Insured .................................          NR/A                 1,079,410
                 Nogales, Arizona Municipal Development Authority
     1,000,000   5.000%, 06/01/27 AMBAC Insured ...............................        Aaa/AAA                1,062,700

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (CONTINUED)
                 Oro Valley Municipal Property Corp.
                    Lease Revenue Bonds
$    1,000,000   5.200%, 07/01/10 MBIA Insured ................................        Aaa/AAA            $   1,025,550
     1,150,000   5.550%, 07/01/17 MBIA Insured (pre-refunded) .................        Aaa/AAA                1,193,700
     1,850,000   5.375%, 07/01/26 MBIA Insured ................................        Aaa/AAA                1,910,162
                 Phoenix Civic Improvement Corp. Excise Tax
                    Revenue Bonds
     2,320,000   5.750%, 07/01/14 FGIC Insured ................................        Aaa/AAA                2,499,591
     1,000,000   5.000%, 07/01/20 FGIC Insured ................................        Aaa/AAA                1,046,320
                 Phoenix Civic Improvement Corp. (Civic Plaza)
     1,000,000   zero coupon, 07/01/23 FGIC Insured (coupon ...................        Aaa/AAA                  846,270
                    converts to 5.50% on 7/01/13)
                 Phoenix Industrial Development Authority
                    (Capital Mall Project)
     1,000,000   5.200%, 09/15/16 AMBAC Insured (pre-refunded) ................        Aaa/AAA                1,052,390
     2,130,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) ................          Aaa/A                2,245,254
     2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) ................        Aaa/AAA                2,116,780
     2,000,000   5.000%, 09/15/26 AMBAC Insured ...............................        Aaa/AAA                2,131,960
                 Pinal Co. Certificates of Participation
                    Lease Revenue Bonds
     2,000,000   5.125%, 06/01/21 AMBAC Insured ...............................        Aaa/AAA                2,121,000
     3,230,000   5.250%, 12/01/21 .............................................         NR/A-                 3,458,329
     1,250,000   5.000%, 12/01/29 .............................................         NR/A-                 1,297,050
                 Pinal Co. Correctional Facilities
     1,470,000   5.250%, 10/01/21 ACA Insured .................................        NR/A+++                1,571,636
                 Scottsdale Municipal Property Corp.
                    Excise Tax Revenue Bonds
     3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon ..................        Aaa/AAA                2,269,830
                    converts to 4.50% on 7/01/13)

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (CONTINUED)
                 Sierra Vista Municipal Property Corp.
                    Lease Revenue Bonds
$    1,265,000   5.000%, 01/01/18 AMBAC Insured ...............................        Aaa/AAA            $   1,293,931
     1,225,000   5.000%, 01/01/18 AMBAC Insured ...............................        Aaa/AAA                1,257,916
       700,000   5.125%, 01/01/21 AMBAC Insured ...............................        Aaa/AAA                  718,172
                 Surprise Municipal Property Corp.Lease Revenue Bonds
     2,500,000   5.700%, 07/01/20 AMBAC Insured (pre-refunded) ................        Aaa/AAA                2,643,225
                 University of Arizona Certificates of Participation
                    Lease Revenue Bonds
       500,000   5.125%, 06/01/22 AMBAC Insured ...............................        Aaa/AAA                  531,845
                 Willcox, Arizona Municipal Property Corporation
       295,000   4.625%, 07/01/21 .............................................         NR/BBB                  299,189
                                                                                                          -------------
                 Total Lease Revenue Bonds                                                                   56,252,591

                 MORTGAGE REVENUE BONDS (9.4%)
                 Agua Fria Ranch Community Facilities District
       600,000   5.800%, 07/15/30** ...........................................         NR/NR*                  624,960
                 Arizona Capital Facilities Finance Corp.
                    Arizona State Student Housing
     1,000,000   6.125%, 09/01/20 .............................................        Baa3/NR                1,066,860
                 Gladden Farms Community Facility District, Arizona
       435,000   5.500%, 07/15/31** ...........................................         NR/NR*                  449,325
                 Maricopa Co. Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                    (Advantage Point Project)
     1,000,000   6.500%, 07/01/16 .............................................         NR/AAA                1,025,710
                 Maricopa Co. Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                    (National Health Project)
     1,300,000   5.500%, 01/01/18 FSA Insured .................................        Aaa/AAA                1,453,309

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 MORTGAGE REVENUE BONDS (CONTINUED)
                 Maricopa Co. Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                    (Pine Ridge)
$    1,000,000   6.000%, 10/20/31 .............................................         NR/AAA            $   1,096,530
                 Maricopa Co. Industrial Development Authority
                    Single Family Mortgage Revenue Bonds
     3,330,000   zero coupon, 12/31/14 ........................................         Aaa/AAA               2,405,692
     6,505,000   zero coupon, 02/01/16 ........................................         Aaa/AAA               4,480,839
     3,565,000   zero coupon, 12/31/16 ........................................         Aaa/AAA               2,364,950
     1,999,524   4.950%, 07/01/39 AMT (coupon converts to .....................         Aaa/NR                2,161,305
                    5.65% after 8/01/07)
                 Merrill Ranch Community Facilities District
       475,000   5.300%, 07/01/30** ...........................................         NR/NR*                  490,010
                 Mohave Co. Industrial Development Authority
                    (Chris Ridge Village)
       330,000   6.250%, 11/01/16 .............................................         NR/AAA                  339,293
                 Parkway Community Facilities District No. 1
                    Prescott Valley
       120,000   5.200%, 07/15/20** ...........................................         NR/NR*                  121,346
       400,000   5.350%, 07/15/31** ...........................................         NR/NR*                  404,876
                 Phoenix Industrial Development Authority
                    Single Family Mortgage Revenuetotal restricted
     1,770,000   zero coupon, 12/01/14 ........................................         NR/AAA                1,298,065
        15,000   5.875%, 06/01/16 .............................................         NR/AAA                   15,040
       370,000   5.300%, 04/01/20 AMT .........................................         NR/AAA                  370,518
       140,000   5.350%, 06/01/20 AMT .........................................         NR/AAA                  142,457
                 Pima Co. Industrial Development Authority
                    Single Family Mortgage Revenue
       210,000   6.500%, 02/01/17 .............................................         A2/NR                   211,323
        75,000   7.100%, 11/01/29 AMT .........................................         NR/AAA                   75,500
        25,000   6.100%, 05/01/31 AMT .........................................         NR/AAA                   25,217

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 MORTGAGE REVENUE BONDS (CONTINUED)
                 South Campus Project Arizona State University
                    Student Housing
$    1,205,000   5.625%, 09/01/28 MBIA Insured ................................        Aaa/AAA            $   1,319,873
                 Southern Arizona Capital Facilities Finance Corp.
                    University of Arizona Student Housing
     1,500,000   5.100%, 09/01/33 MBIA Insured (pre-refunded) .................        Aaa/AAA                1,611,000
                 Sundance Community Facilities District
       920,000   5.125%, 07/15/30 .............................................       Baa3/BBB-                 961,014
                 Tucson & Pima Co. Single Family Mortgage
                    Revenue Bonds
     4,920,000   zero coupon, 12/01/14 ........................................        Aaa/AAA                3,594,208
                 Vistancia Community Facilities District
     2,000,000      4.550%, 07/15/26 ..........................................        Baa1/NR                1,989,100
                 Yuma Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                    (Rio Santa Fe)
     3,000,000   6.100%, 09/20/34 AMT .........................................         NR/AAA                3,264,990
                                                                                                          -------------
                 Total Mortgage Revenue Bonds                                                                33,363,310
                                                                                                          -------------

                 UNIVERSITY REVENUE BONDS (7.4%)
                 Arizona Board of Regents-Arizona State University
                    System Revenue Bonds
       735,000   5.850%, 07/01/18 FGIC Insured (pre-refunded) .................         Aaa/AAA                 780,614
     1,000,000   5.000%, 07/01/26 AMBAC Insured ...............................         Aaa/AAA               1,068,430
                 Arizona Board of Regents - Northern Arizona
                    University System Revenue Bonds
     1,000,000   5.000%, 06/01/25 FGIC Insured ................................         Aaa/AAA               1,078,230
     1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded) .................         Aaa/AAA               1,337,976
                 Arizona Board of Regents - University of Arizona
                    System Revenue Bonds
     1,000,000   6.000%, 06/01/09 .............................................         Aa3/AA                1,053,200
     1,125,000   6.000%, 06/01/11 .............................................         Aa3/AA                1,228,365

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 UNIVERSITY REVENUE BONDS (CONTINUED)
                 Arizona Board of Regents - University of Arizona
                    System Revenue Bonds (continued)
$      490,000   5.250%, 06/01/14 FSA Insured .................................         Aaa/AAA           $     500,922
     1,000,000   5.500%, 06/01/16 FGIC Insured (pre-refunded) .................         Aaa/AAA               1,051,700
                 Arizona Board of Regents - University of Arizona
                    System Revenue Bonds (continued)
     2,385,000   5.000%, 06/01/21 FGIC Insured ................................         Aaa/AAA               2,526,860
       750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) .................         Aaa/AAA                 794,932
                 Arizona Educational Loan Marketing Corp.
     1,720,000   5.700%, 12/01/08 AMT .........................................        A2/NR+++               1,733,571
                 Arizona Student Loan Revenue
     1,000,000   5.875%, 05/01/18 AMT .........................................         Aaa/NR                1,065,220
     1,000,000   5.900%, 05/01/19 AMT .........................................         Aaa/NR                1,065,600
     1,000,000   6.150%, 05/01/29 AMT .........................................          A2/NR                1,060,600
                 Glendale Industrial Development Authority
                    (Midwestern University)
       550,000   5.250%, 05/15/13 .............................................          NR/A-                  586,355
     1,010,000   5.250%, 05/15/14 .............................................          NR/A-                1,083,134
       500,000   5.750%, 05/15/21 .............................................          NR/A-                  542,245
     1,215,000   5.375%, 05/15/28 .............................................          NR/A-                1,256,286
     1,035,000   5.375%, 05/15/28 (pre-refunded) ..............................         NR/AAA                1,069,465
     1,000,000   5.875%, 05/15/31 .............................................          NR/A-                1,078,590
                 Mohave Co. Community College District
                    Revenue Bonds
       470,000   4.850%, 03/01/15 AMBAC Insured ...............................         Aaa/AAA                 485,665
                 Pinal Co. Community College District Revenue Bonds
       555,000   5.100%, 07/01/14 AMBAC Insured (pre-refunded) ................        Aaa/NR++                 572,494
                 Yavapai Co. Community College District
                    Revenue Bonds
       500,000   6.000%, 07/01/12 .............................................         NR/BBB+                 504,355

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 UNIVERSITY REVENUE BONDS (CONTINUED)
                 Yuma & La Paz Co. Community College District
$    2,500,000   5.000%, 07/01/28 MBIA Insured ................................         Aaa/AAA           $   2,681,525
                                                                                                          -------------
                 Total University Revenue Bonds                                                              26,206,334
                                                                                                          -------------

                 UTILITY REVENUE BONDS (12.4%)
                 Arizona Power Authority (Hoover Dam Project)
                    Revenue Bonds
     1,500,000   5.250%, 10/01/15 .............................................         Aa2/AA                1,662,750
     4,905,000   5.250%, 10/01/16 .............................................         Aa2/AA                5,470,792
     1,220,000   5.250%, 10/01/17 .............................................         Aa2/AA                1,369,035
                 Arizona Wastewater Management Authority
                    Revenue Bonds
     1,940,000   5.600%, 07/01/12 AMBAC Insured ...............................         Aaa/AAA               1,977,791
                 Arizona Water Infrastructure Finance Authority
                    Revenue Bonds
     1,465,000   5.750%, 10/01/11 .............................................        Aaa/NR++               1,561,705
     2,500,000   5.375%, 10/01/16 (pre-refunded) ..............................        Aaa/NR++               2,688,325
     2,000,000   5.500%, 10/01/17 .............................................        Aaa/NR++               2,113,700
       650,000   5.000%, 10/01/22 .............................................         Aaa/AAA                 694,655
                 Central Arizona Water Conservation District
                    Revenue Bonds
     2,600,000   5.500%, 11/01/09 .............................................         Aa2/AA-               2,726,438
     2,720,000   5.500%, 11/01/10 .............................................         Aa2/AA-               2,895,984
                 Pima Co. Industrial Development Authority (Tucson
                    Electric), Revenue Bonds
     1,125,000   7.250%, 07/15/10 FSA Insured .................................         Aaa/AAA               1,132,447
                 Salt River Project Agricultural Improvement and
                    Power Revenue Bonds
     2,000,000   5.500%, 01/01/10 .............................................         Aa1/AA                2,105,700
     3,700,000   5.250%, 01/01/13 .............................................         Aa1/AA                3,998,812
     1,500,000   5.250%, 01/01/15 .............................................         Aa1/AA                1,620,420
     2,000,000   5.250%, 01/01/18 .............................................          A1/AA                2,152,980

                                                                                       RATING
   PRINCIPAL                                                                          MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                              S&P                   VALUE
--------------   --------------------------------------------------------------       --------            -------------
                 UTILITY REVENUE BONDS (CONTINUED)
                 Salt River Project Agricultural Improvement and
                    Power Revenue Bonds (continued)
$    5,000,000   5.250%, 01/01/19 .............................................         Aa1/AA            $   5,372,950
     1,480,000   5.000%, 01/01/20 .............................................         Aa1/AA                1,514,144
       500,000   4.800%, 01/01/24 .............................................         Aa1/AA                  519,770
     2,500,000   5.000%, 01/01/37 .............................................         Aa1/AA                2,660,050
                                                                                                          -------------
                 Total Utility Revenue Bonds                                                                 44,238,448
                                                                                                          -------------
                 Total Revenue Bonds                                                                        282,300,755
                                                                                                          -------------

                 U.S. TERRITORIAL BONDS (1.3%)
                 Puerto Rico General Obligation Bonds
     1,000,000   zero coupon, 07/01/14 ........................................        Baa3/BBB                 728,680
                 Puerto Rico Highway & Transportation
                    Revenue Bonds
     1,500,000   5.750%, 07/01/19 CIFG Assurance North America,
                    Inc. Insured ..............................................         Aaa/AAA               1,680,600
     2,000,000   5.500%, 07/01/19 FSA Insured .................................         Aaa/AAA               2,320,500
                                                                                                          -------------
                 Total U.S. Territorial Bonds .................................                               4,729,780
                                                                                                          -------------
                    Total Investments (cost $336,018,522 - note 4) ............          99.0%              351,861,193
                 Other assets less liabilities ................................           1.0                 3,488,806
                                                                                      --------            -------------
                 Net Assets ...................................................         100.0%            $ 355,349,999
                                                                                      --------            -------------

                                                                                        PERCENT
               PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                   OF PORTFOLIO
               ----------------------------------------------------------------       ------------
               Aaa of Moody's or AAA of S&P or Fitch ..........................          63.0%
               Aa of Moody's or AA of S&P .....................................          15.9
               A of Moody's or S&P or Fitch ...................................          11.0
               Baa of Moody's or BBB of S&P or Fitch ..........................           8.9
               Not rated* .....................................................           1.2
                                                                                      --------
                                                                                        100.0%
                                                                                      ========

      FOOTNOTES:
      ----------
      * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient credit quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
      ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.

      FITCH RATINGS
      -------------
      +     BBB+
      ++    AAA
      +++   A

                      PORTFOLIO ABBREVIATIONS
      ---------------------------------------------------------
      ACA - American Capital Assurance Financial Guaranty Corp.
      AMBAC - American Municipal Bond Assurance Corp.
      AMT - Alternative Minimum Tax
      CIFG - CDC IXIS Financial Guaranty
      FGIC - Financial Guaranty Insurance Co.
      FSA - Financial Security Assurance
      MBIA - Municipal Bond Investors Assurance
      NR - Not Rated
      XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006 (UNAUDITED)

ASSETS
      Investments at value (cost $336,018,522) .........................................          $351,861,193
      Interest receivable ..............................................................             6,419,175
      Receivable for Trust shares sold .................................................               266,022
      Other assets .....................................................................                22,882
                                                                                                  ------------
      Total assets .....................................................................           358,569,272
                                                                                                  ------------
LIABILITIES
      Cash overdraft ...................................................................             2,476,297
      Dividends payable ................................................................               242,448
      Payable for Trust shares redeemed ................................................               163,844
      Management fee payable ...........................................................               121,402
      Distribution and service fees payable ............................................                99,297
      Accrued expenses .................................................................               115,985
                                                                                                  ------------
      Total liabilities ................................................................             3,219,273
                                                                                                  ------------
NET ASSETS .............................................................................          $355,349,999
                                                                                                  ============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share           $    335,537
    Additional paid-in capital .........................................................           338,586,517
    Net unrealized appreciation on investments (note 4) ................................            15,842,671
    Accumulated net realized gain on investments .......................................               456,880
    Undistributed net investment income ................................................               128,394
                                                                                                  ------------
                                                                                                  $355,349,999
                                                                                                  ============

CLASS A
    Net Assets .........................................................................          $346,045,941
                                                                                                  ============
    Capital shares outstanding .........................................................            32,675,698
                                                                                                  ============
    Net asset value and redemption price per share .....................................          $      10.59
                                                                                                  ============
    Offering price per share (100/96 of $10.59 adjusted to nearest cent) ...............          $      11.03
                                                                                                  ============

CLASS C
    Net Assets .........................................................................          $  6,939,267
                                                                                                  ============
    Capital shares outstanding .........................................................               655,251
                                                                                                  ============
    Net asset value and offering price per share .......................................          $      10.59
                                                                                                  ============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................          $      10.59*
                                                                                                  ============

CLASS Y
    Net Assets .........................................................................          $  2,364,791
                                                                                                  ============
    Capital shares outstanding .........................................................               222,775
                                                                                                  ============
    Net asset value, offering and redemption price per share ...........................          $      10.62
                                                                                                  ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
      Interest income ................................................................                             $      8,606,863

EXPENSES:

      Management fee (note 3) ........................................................      $        729,375
      Distribution and service fees (note 3) .........................................               300,850
      Transfer and shareholder servicing agent fees ..................................               131,817
      Trustees' fees and expenses (note 8) ...........................................                67,388
      Shareholders' reports and proxy statements .....................................                35,333
      Legal fees (note 3) ............................................................                33,134
      Custodian fees .................................................................                23,465
      Registration fees and dues .....................................................                19,084
      Insurance ......................................................................                12,868
      Auditing and tax fees ..........................................................                 9,829
      Chief compliance officer (note 3) ..............................................                 2,291
      Miscellaneous ..................................................................                35,865
                                                                                            ----------------
      Total expenses .................................................................             1,401,299

      Expenses paid indirectly (note 6) ..............................................               (17,343)
                                                                                            ----------------
      Net expenses ...................................................................                                    1,383,956
                                                                                                                   ----------------
      Net investment income ..........................................................                                    7,222,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ..........................               950,220
      Change in unrealized appreciation on investments ...............................             5,488,507
                                                                                            ----------------
      Net realized and unrealized gain (loss) on investments .........................                                    6,438,727
                                                                                                                   ----------------
      Net change in net assets resulting from operations .............................                             $     13,661,634
                                                                                                                   ================

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED
                                                                                           DECEMBER 31, 2006          YEAR ENDED
                                                                                              (UNAUDITED)            JUNE 30, 2006
                                                                                            ----------------       ----------------
OPERATIONS:
    Net investment income ............................................................      $      7,222,907       $     15,285,773
    Net realized gain (loss) from securities transactions ............................               950,220              1,233,948
    Change in unrealized appreciation on investments .................................             5,488,507            (15,659,940)
                                                                                            ----------------       ----------------
       Change in net assets resulting from operations ................................            13,661,634                859,781
                                                                                            ----------------       ----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income ............................................................            (7,060,947)           (14,832,792)
    Net realized gain on investments .................................................            (1,662,405)            (2,585,718)

    Class C Shares:
    Net investment income ............................................................              (106,276)              (270,809)
    Net realized gain on investments .................................................               (32,522)               (61,445)

    Class Y Shares:
    Net investment income ............................................................               (45,888)               (75,975)
    Net realized gain on investments .................................................               (11,331)               (11,922)
                                                                                            ----------------       ----------------
       Change in net assets from distributions .......................................            (8,919,369)           (17,838,661)
                                                                                            ----------------       ----------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ........................................................             8,893,048             24,413,288
    Reinvested dividends and distributions ...........................................             5,352,761             10,878,230
    Cost of shares redeemed ..........................................................           (27,081,491)           (63,937,118)
                                                                                            ----------------       ----------------
       Change in net assets from capital share transactions ..........................           (12,835,682)           (28,645,600)
                                                                                            ----------------       ----------------
       Change in net assets ..........................................................            (8,093,417)           (45,624,480)

NET ASSETS:
    Beginning of period ..............................................................           363,443,416            409,067,896
                                                                                            ----------------       ----------------
    End of period* ...................................................................      $    355,349,999       $    363,443,416
                                                                                            ================       ================

    *Includes undistributed net investment income of: ................................      $        128,394       $        118,598
                                                                                            ================       ================


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2006, distribution fees on Class A Shares amounted to $266,724, of which the Distributor retained $13,479.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2006 amounted to $25,595. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2006, amounted to $8,531. The total of these payments with respect to Class C Shares amounted to $34,126, of which the Distributor retained 7,629.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2006, total commissions on sales of Class A Shares amounted to $156,600, of which the Distributor received $27,576.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2006 the Trust incurred $31,927 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2006, purchases of securities and proceeds from the sales of securities aggregated $20,285,366 and $40,349,327, respectively.

      At December 31, 2006, the aggregate tax cost for all securities was $335,741,771. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,244,776 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $125,354 for a net unrealized appreciation of $16,119,422.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2006, the Trust had 1.3% of its net assets invested in three such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                                              SIX MONTHS ENDED
                                                              DECEMBER 31, 2006                             YEAR ENDED
                                                                 (UNAUDITED)                               JUNE 30, 2006
                                                     ----------------------------------          ----------------------------------
                                                        SHARES                AMOUNT                SHARES                AMOUNT
                                                     ------------          ------------          ------------          ------------
CLASS A SHARES:
  Proceeds from shares sold ................              703,368          $  7,469,239             2,111,570          $ 22,551,140
  Reinvested distributions .................              493,129             5,232,948               994,581            10,604,952
  Cost of shares redeemed ..................           (2,433,696)          (25,827,196)           (5,531,962)          (58,948,676)
                                                     ------------          ------------          ------------          ------------
  Net change ...............................           (1,237,199)          (13,125,009)           (2,425,811)          (25,792,584)
                                                     ------------          ------------          ------------          ------------
CLASS C SHARES:
  Proceeds from shares sold ................               94,265             1,001,349                71,372               764,997
  Reinvested distributions .................                8,808                93,475                21,171               225,878
  Cost of shares redeemed ..................             (102,663)           (1,084,961)             (393,748)           (4,197,582)
                                                     ------------          ------------          ------------          ------------
  Net change ...............................                  410                 9,863              (301,205)           (3,206,707)
                                                     ------------          ------------          ------------          ------------
CLASS Y SHARES:
  Proceeds from shares sold ................               39,612               422,460               102,645             1,097,151
  Reinvested distributions .................                2,471                26,338                 4,446                47,400
  Cost of shares redeemed ..................              (15,891)             (169,334)              (73,751)             (790,860)
                                                     ------------          ------------          ------------          ------------
  Net change ...............................               26,192               279,464                33,340               353,691
                                                     ------------          ------------          ------------          ------------
Total transactions in Trust
  shares ...................................           (1,210,597)         $(12,835,682)           (2,693,676)         $(28,645,600)
                                                     ============          ============          ============          ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2006 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2006 was $50,663, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the six months ended December 31, 2006, such meeting-related expenses amounted to $16,725.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

The tax character of distributions:

                                                     Year Ended June 30,
                                                  2006                 2005
                                              ------------         ------------
Net tax-exempt income                         $ 15,108,207         $ 16,523,577
Ordinary income                                    141,986               26,579
Long-term capital gain                           2,588,468              173,962
                                              ------------         ------------
                                              $ 17,838,661         $ 16,724,118
                                              ============         ============

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain                                $  1,171,315
Unrealized appreciation                                               10,714,257
                                                                    ------------
                                                                    $ 11,885,572
                                                                    ============

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 CLASS A
                                                      SIX MONTHS       ------------------------------------------------------------
                                                        ENDED                              YEAR ENDED JUNE 30,
                                                       12/31/06        ------------------------------------------------------------
                                                      (UNAUDITED)        2006         2005         2004         2003         2002
                                                       --------        --------     --------     --------     --------     --------
Net asset value, beginning of period ...............   $  10.45        $  10.92     $  10.64     $  11.08     $  10.65     $  10.49
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income + ........................       0.22            0.42         0.43         0.44         0.45         0.48
    Net gain (loss) on securities (both realized
     and unrealized) ...............................       0.18           (0.40)        0.28        (0.44)        0.43         0.17
                                                       --------        --------     --------     --------     --------     --------
    Total from investment operations ...............       0.40            0.02         0.71         0.00         0.88         0.65
                                                       --------        --------     --------     --------     --------     --------
Less distributions (note 10):
    Dividends from net investment income ...........      (0.21)          (0.42)       (0.43)       (0.44)       (0.45)       (0.49)
    Distributions from capital gains ...............      (0.05)          (0.07)          --*          --           --           --
                                                       --------        --------     --------     --------     --------     --------
    Total distributions ............................      (0.26)          (0.49)       (0.43)       (0.44)       (0.45)       (0.49)
                                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period .....................   $  10.59        $  10.45     $  10.92     $  10.64     $  11.08     $  10.65
                                                       ========        ========     ========     ========     ========     ========
Total return (not reflecting sales charge) .........       3.88%**         0.22%        6.79%       (0.04)%       8.41%        6.33%

Ratios/supplemental data
    Net assets, end of period (in thousands) .......   $346,046        $354,538     $396,840     $413,915     $471,310     $434,667
    Ratio of expenses to average net assets ........       0.75%***        0.76%        0.74%        0.70%        0.70%        0.69%
    Ratio of net investment income to average
     net assets ....................................       3.97%***        3.96%        3.95%        4.03%        4.13%        4.57%
    Portfolio turnover rate ........................       4.94%**        19.34%       19.54%       15.08%       19.71%       23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ........       0.74%***        0.75%        0.73%        0.70%        0.70%        0.68%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS C
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                   YEAR ENDED JUNE 30,
                                                 12/31/06          ----------------------------------------------------------------
                                               (UNAUDITED)           2006          2005          2004          2003          2002
                                               -----------         --------      --------      --------      --------      --------
Net asset value, beginning of period .........    $  10.45         $  10.92      $  10.64      $  11.08      $  10.66      $  10.49
                                                  --------         --------      --------      --------      --------      --------
Income from investment operations
  Net investment income + ....................        0.16             0.33          0.34          0.34          0.36          0.39
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        0.19            (0.40)         0.28         (0.44)         0.42          0.18
                                                  --------         --------      --------      --------      --------      --------
  Total from investment operations ...........        0.35            (0.07)         0.62         (0.10)         0.78          0.57
                                                  --------         --------      --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......       (0.16)           (0.33)        (0.34)        (0.34)        (0.36)        (0.40)
  Distributions from capital gains ...........       (0.05)           (0.07)           --*           --            --            --
                                                  --------         --------      --------      --------      --------      --------
  Total distributions ........................       (0.21)           (0.40)        (0.34)        (0.34)        (0.36)        (0.40)
                                                  --------         --------      --------      --------      --------      --------
Net asset value, end of period ...............    $  10.59         $  10.45      $  10.92      $  10.64      $  11.08      $  10.66
                                                  ========         ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ...        3.44%**         (0.63)%        5.89%        (0.89)%        7.40%         5.53%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $  6,939         $  6,846      $ 10,441      $ 11,325      $ 11,307      $  7,427
  Ratio of expenses to average net assets ....        1.60%***         1.61%         1.59%         1.55%         1.55%         1.54%
  Ratio of net investment income to average
    net assets ...............................        3.11%***         3.11%         3.10%         3.17%         3.26%         3.69%
  Portfolio turnover rate ....................        4.94%**         19.34%        19.54%        15.08%        19.71%        23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        1.59%***         1.61%         1.58%         1.55%         1.55%         1.53%

                                                                                        CLASS Y
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                   YEAR ENDED JUNE 30,
                                                 12/31/06          ----------------------------------------------------------------
                                               (UNAUDITED)           2006          2005          2004          2003          2002
                                               -----------         --------      --------      --------      --------      --------
Net asset value, beginning of period .........    $  10.48         $  10.95      $  10.67      $  11.11      $  10.68      $  10.51
                                                  --------         --------      --------      --------      --------      --------
Income from investment operations
  Net investment income + ....................        0.21             0.44          0.45          0.45          0.47          0.50
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        0.18            (0.40)         0.28         (0.44)         0.43          0.18
                                                  --------         --------      --------      --------      --------      --------
  Total from investment operations ...........        0.41             0.04          0.73          0.01          0.90          0.68
                                                  --------         --------      --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......       (0.22)           (0.44)        (0.45)        (0.45)        (0.47)        (0.51)
  Distributions from capital gains ...........       (0.05)           (0.07)           --*           --            --            --
                                                  --------         --------      --------      --------      --------      --------
  Total distributions ........................       (0.27)           (0.51)        (0.45)        (0.45)        (0.47)        (0.51)
                                                  --------         --------      --------      --------      --------      --------
Net asset value, end of period ...............    $  10.62         $  10.48      $  10.95      $  10.67      $  11.11      $  10.68
                                                  ========         ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ...        3.95%**          0.38%         6.95%         0.12%         8.56%         6.58%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $  2,365         $  2,060      $  1,787      $  1,640      $  3,784      $  2,085
  Ratio of expenses to average net assets ....        0.60%***         0.61%         0.59%         0.56%         0.55%         0.54%
  Ratio of net investment income to average
    net assets ...............................        4.11%***         4.11%         4.10%         4.19%         4.25%         4.71%
  Portfolio turnover rate ....................        4.94%**         19.34%        19.54%        15.08%        19.71%        23.47%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...        0.59%***         0.60%         0.58%         0.55%         0.55%         0.53%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                    ACTUAL
                 TOTAL RETURN       BEGINNING          ENDING         EXPENSES
                   WITHOUT           ACCOUNT           ACCOUNT      PAID DURING
               SALES CHARGES(1)       VALUE             VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              3.88%          $1,000.00         $1,038.80     $    3.82
--------------------------------------------------------------------------------
Class C              3.44%          $1,000.00         $1,034.40     $    8.17
--------------------------------------------------------------------------------
Class Y              3.95%          $1,000.00         $1,039.50     $    3.05
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

               HYPOTHETICAL
                ANNUALIZED        BEGINNING          ENDING           EXPENSES
                   TOTAL           ACCOUNT           ACCOUNT        PAID DURING
                  RETURN            VALUE             VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%          $1,000.00        $1,021.45        $    3.77
--------------------------------------------------------------------------------
Class C            5.00%          $1,000.00        $1,017.17        $    8.08
--------------------------------------------------------------------------------
Class Y            5.00%          $1,000.00        $1,022.23        $    3.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      he Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 27, 2006. The holders of shares representing 82% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                              DOLLAR AMOUNT OF VOTES:
                              -----------------------
      TRUSTEE                 FOR                         WITHHELD
      -------                 ---                         --------
      Ernest Calderon         $295,229,394              $  3,803,991
      Thomas W. Courtney      $295,223,966              $  3,809,419
      Grady Gammage, Jr       $295,431,056              $  3,602,319
      Diana P. Herrmann       $295,346,156              $  3,687,229
      John C. Lucking         $294,959,243              $  4,074,142
      Anne J. Mills           $295,300,255              $  3,733,130

2. To act on the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                              DOLLAR AMOUNT OF VOTES:
                              -----------------------
                              FOR                      AGAINST         ABSTAIN
                              ---                      -------         -------
                              $291,379,069           $1,502,940      $6,151,375

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Anne J. Mills, Chair
  Ernest Calderon
  Thomas W. Courtney
  Grady Gammage, Jr.
  Diana P. Herrmann
  John C. Lucking

OFFICERS
  Diana P. Herrmann, President
  Arthur K. Carlson, Executive Vice President
  Todd W. Curtis, Senior Vice President and
    Portfolio Manager
  Alan R. Stockman, Senior Vice President
  Kimball L. Young, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  101 Polaris Parkway
  Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2007





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.